Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Change In Working Capital [abstract]
Inventories	$ 0.8	$ (55.1)	$ (39.2)
Trade and other receivables	15.0	(2.2)	2.8
Trade and other payables	(32.1)	(12.1)	34.1
Total change in working capital	$ (16.3)	$ (69.4)	$ (2.3)